Audit Information	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Audit Information [Abstract]
Auditor Name	KPMG LLP	Deloitte LLP
Auditor Location	Vaughan, Canada	Toronto, Canada
Auditor Firm ID	85	1208